UNITED STATES

                   SECURITIES AND EXCHANGE COMMISSION

                          Washington, D.C. 20549

                                Form 13F





                          FORM 13F COVER PAGE





Report for the Calendar Year or Quarter Ended: 03/31/2012



Check here if Amendment [ ]; Amendment Number:

   This Amendment (Check only one.): [ ] is a restatement.

                                     [ ] adds new holdings entries.



Institutional Investment Manager Filing this Report:



Name:      GLADIUS CAPITAL MANAGEMENT LP

Address:   1 N WACKER DR STE 4700

           CHICAGO IL 60606-2842



Form 13F File Number: 28-14812



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:



Name:      Jennifer Hoffman

Title:     Executive Counsel

Phone:     312-348-5900



Signature, Place, and Date of Signing:



Jennifer Hoffman     Chicago, IL         05/14/2012

[Signature]         [City, State]        [Date]





Report Type (Check only one.):

   [X] 13F HOLDINGS REPORT

   [ ] 13F NOTICE

   [ ] 13F COMBINATION REPORT

                          FORM 13F SUMMARY PAGE



Report Summary:



   Number of Other Included Managers:        0

   Form 13F Information Table Entry Total:   9

   Form 13F Information Table Value Total:   $184,046

                                             (thousands)



List of Other Included Managers:



NONE


                         FORM 13F INFORMATION TABLE


                                                          VALUE    SHARES/  SH/  PUT/   INVSTMT  OTHER      VOTING AUTHORITY

  NAME OF ISSUER            TITLE OF CLASS     CUSIP     (x$1000)  PRN AMT  PRN  CALL   DSCRETN  MANAGERS  SOLE    SHARED  NONE

------------------------  -----------------   ---------  --------  -------  ---  ----   -------  --------  ------- ------- ----

SPDR GOLD TRUST           GOLD SHS            78463V107      648      4000   SH           SOLE                4000

SPDR GOLD TRUST           GOLD SHS            78463V907    97272    600000   SH  CALL     SOLE
SPDR GOLD TRUST           GOLD SHS            78463V957    48636    300000   SH  PUT      SOLE              300000
JDS UNIPHASE CORP         COM PAR $0.001      46612J507     9201    635000   SH           SOLE              635000
JDS UNIPHASE CORP         COM PAR $0.001      46612J907     3240    223600   SH  CALL     SOLE
JDS UNIPHASE CORP         COM PAR $0.001      46612J957    21735   1500000   SH  PUT      SOLE             1500000
SANOFI                    RIGHT 12/31/2020    80105N113      372    275554   SH           SOLE              275554
SIRIUS XM RADIO INC       COM                 82967N108       31     13260   SH           SOLE               13260
SIRIUS XM RADIO INC       COM                 82967N908     2911   1260000   SH  CALL     SOLE